RELATED PARTY TRANSACTIONS - Founder Shares (Details) - $ / shares			6 Months Ended
	Jan. 28, 2021	Dec. 15, 2020	Jun. 30, 2021	Feb. 09, 2021
Related Party Transaction [Line Items]
Shares subject to forfeiture (in shares)	1,125,000	1,125,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares	20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)				1,125,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00	$ 12.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days	150 days
Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days	20 days
Sponsor
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days	30 days
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Founder Shared held by Sponsor (in shares)	8,450,000	8,625,000
Class B common stock | Sponsor
Related Party Transaction [Line Items]
Shares transferred (in shares)	25,000	25,000